[DECHERT LLP LETTERHEAD]

April 27, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Funds
File Nos. 033-18030 and 811-05371

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Funds (the "Trust") for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information. The interactive data relates to one supplement filed with the Securities and Exchange Commission ("SEC") on behalf of the Trust pursuant to Rule 497(e) on April 9, 2020.

The Prospectus and Statement of Additional Information were filed on April 30, 2019 with the SEC via electronic transmission as part of Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact me at (617) 728- 7171 or John V. O'Hanlon, Esq. at (617) 728-7111 if you have any questions concerning this filing.

Very truly yours,

/s/ Nicholas S. Di Lorenzo Nicholas S. Di Lorenzo

cc:John V. O'Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.